COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Aggregate Minimum Lease Commitments	Aggregate minimum lease commitments under operating leases as of December 31, 2013 were as follows:
2014	1,260
2015	669

1,929